Shares and issued capital - General information (Details)	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Dec. 07, 2016 $ / shares	Dec. 06, 2016 $ / shares	Dec. 31, 2015 $ / shares
Disclosure of classes of share capital
Par value per share	$ 0.004	$ 0.004	$ 0.004	$ 0.0004	$ 0.004
Votes per share	1